Derivative financial instruments	12 Months Ended
Dec. 31, 2018
Derivative financial instruments
Derivative financial instruments

12 Derivative financial instruments

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	–	19	–	(2)	17
Interest rate swaps related to instruments designated at fair value through profit and loss	65	–	–	–	65
Cross currency swaps designated in a net investment hedge	278	–	–	–	278
Cross currency swaps designated in a cashflow hedge	–	–	–	(115)	(115)
Other derivatives	–	8	(18)	–	(10)
31 December 2016	343	27	(18)	(117)	235

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps designated in a fair value hedge	–	–	(3)	–	(3)
Interest rate swaps related to instruments designated at fair value through profit and loss	53	–	–	–	53
Cross currency swaps designated in a net investment hedge	223	12	–	(4)	231
Cross currency swaps designated in a cashflow hedge	197	–	–	–	197
Cross currency swaps designated in a fair value hedge	31	–	–	–	31
Other derivatives	–	16	(21)	–	(5)
31 December 2017	504	28	(24)	(4)	504

	Non-current	Current	Current	Non-current
	assets	assets	liabilities	liabilities	Total
	$m	$m	$m	$m	$m
Interest rate swaps related to instruments designated at fair value through profit and loss	40	–	–	–	40
Cross currency swaps designated in a net investment hedge[1]	–	213	–	(4)	209
Cross currency swaps designated in a cashflow hedge[2]	101	–	–	–	101
Cross currency swaps designated in a fair value hedge[3]	16	–	–	–	16
Other derivatives	–	45	(27)	–	18
31 December 2018	157	258	(27)	(4)	384
[1]

Cross currency swaps designated in a net investment hedge comprise a $750m Japanese yen to US dollar cross currency interest rate swap maturing in 2019 and a $69m Chinese renminbi to US dollar cross currency interest rate swap maturing in 2026. The Japanese to US swap effectively converts $750m of the Group’s $1,000m 1.95% 2019 bond into a Japanese yen borrowing, partially hedging the Group’s Japanese yen denominated assets and revenues. At 31 December 2018 the fair value of this swap was $213m (2017: $223m; 2016: $242m), the swapped US dollar:Japanese yen rate was 78.01 and the Japanese yen interest rate on the swap was 0.3452%. The Chinese renminbi to US dollar swap hedges inter-company funding provided to Chinese Group entities. At 31 December 2018 the fair value of this swap was $(4)m (2017: $(4)m; 2016: $7m), the swapped US dollar:Chinese renminbi rate was 6.68 and the Chinese renminbi interest rate on the swap was 4.796%. A further $151m Chinese renminbi to US dollar swap matured in December 2018 when the inter-company loan it was hedging was repaid (fair value 2017: $11m; 2016: $29m). Hedge ineffectiveness recognised on swaps designated in a net investment hedge during the period was $nil.

[2]

Instruments designated in a cash flow hedge are cross currency swaps with total nominal amounts of euro 2.2bn that effectively convert our fixed rate euro 500m 0.25%, euro 900m 0.75% and euro 800m 1.25% callable bonds repayable in 2021, 2024 and 2028 respectively into fixed rate USD borrowings and hedge the exposure to foreign exchange spot rate and interest rate risk. The fair value of these swaps at 31 December 2018 was $101m (2017: $197m; 2016: $(115)m). The swap maturity dates match the underlying bond maturity dates and the average swapped euro:US dollar exchange rate and swapped interest rates are 1.14 and 2.7% respectively.

[3]

Cross currency swaps designated in a fair value hedge refers to a cross currency interest rate swap that hedges a designated euro 300m portion of our euro 750m 0.875% 2021 non-callable bond against exposure to movements in the euro:US dollar exchange rate. The maturity date of the cross currency interest rate swap is in 2021 and the swapped euro:US dollar exchange rate and swapped interest rate are 1.09 and three month US dollar libor + 1.27% respectively.

All derivatives are held at fair value and fall within Level 2 of the fair value hierarchy as defined in Note 11. None of the derivatives have been reclassified in the year.

The fair value of interest rate swaps and cross currency swaps is estimated using appropriate zero coupon curve valuation techniques to discount future contractual cash flows based on rates at current year end.

The fair value of forward foreign exchange contracts and currency options are estimated by cash flow accounting models using appropriate yield curves based on market forward foreign exchange rates at the year end. The majority of forward foreign exchange contracts for existing transactions had maturities of less than one month from year end.

The interest rates used to discount future cash flows for fair value adjustments, where applicable, are based on market swap curves at the reporting date, and were as follows:

	2018			2017			2016
Derivatives	(0.4)%	to	3.2%	1.7%	to	2.2%	1.5%	to	2.2%